Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Receivables and Prepaid Expenses [Abstract]
Schedule of other receivables and prepaid expenses
	December 31, 2013	December 31, 2012
Other receivables and deposits	$211,522	$159,374
Prepaid expenses	3,280	-
Due from staff and others	1,268	-
	$216,070	$159,374